OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
OTHER CURRENT LIABILITIES
Payable for purchase of property, plant and equipment	$ 123,617	$ 129,594
Other payables	54,153	33,255
Other current liabilities	$ 177,770	$ 162,849